Investments	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments
Investments

Available for sale fixed maturities and equity securities consisted of the following (in millions):

	2015				2014
	Amortized Cost	Fair Value	Gross Unrealized		Amortized Cost	Fair Value	Gross Unrealized
			Gains	Losses			Gains	Losses
Fixed maturities:
U.S. Government and government agencies	$61	$60	$2	$(3)	$64	$64	$3	$(3)
States, municipalities and political subdivisions	3,836	3,966	162	(32)	3,448	3,651	210	(7)
Foreign government	12	13	1	—	11	13	2	—
Residential MBS	2,344	2,584	246	(6)	2,900	3,205	314	(9)
Commercial MBS	1,903	1,974	71	—	1,974	2,114	140	—
Asset-backed securities	3,508	3,492	21	(37)	2,773	2,788	31	(16)
Corporate and other	13,239	13,397	401	(243)	10,650	11,266	642	(26)
Total fixed maturities	$24,903	$25,486	$904	$(321)	$21,820	$23,101	$1,342	$(61)
Common stocks	$439	$436	$32	$(35)	$302	$348	$52	$(6)
Perpetual preferred stocks	$50	$50	$—	$—	$38	$38	$—	$—

The non-credit related portion of other-than-temporary impairment charges is included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2015 and December 31, 2014, respectively, were $160 million and $167 million. Gross unrealized gains on such securities at December 31, 2015 and December 31, 2014 were $104 million and $115 million, respectively. Gross unrealized losses on such securities at December 31, 2015 and December 31, 2014 were $5 million and $6 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and nearly all relate to residential MBS.

The following tables show gross unrealized losses (dollars in millions) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at the following balance sheet dates.

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
December 31, 2015
Fixed maturities:
U.S. Government and government agencies	$—	$4	100%	$(3)	$15	83%
States, municipalities and political subdivisions	(25)	1,031	98%	(7)	103	94%
Residential MBS	(2)	180	99%	(4)	99	96%
Commercial MBS	—	74	100%	—	13	100%
Asset-backed securities	(29)	1,849	98%	(8)	355	98%
Corporate and other	(195)	4,229	96%	(48)	295	86%
Total fixed maturities	$(251)	$7,367	97%	$(70)	$880	93%
Common stocks	$(35)	$228	87%	$—	$—	—%
Perpetual preferred stocks	$—	$23	100%	$—	$5	100%

December 31, 2014
Fixed maturities:
U.S. Government and government agencies	$—	$—	—%	$(3)	$15	83%
States, municipalities and political subdivisions	—	30	100%	(7)	407	98%
Residential MBS	(1)	80	99%	(8)	169	95%
Commercial MBS	—	10	100%	—	7	100%
Asset-backed securities	(8)	896	99%	(8)	498	98%
Corporate and other	(12)	411	97%	(14)	521	97%
Total fixed maturities	$(21)	$1,427	99%	$(40)	$1,617	98%
Common stocks	$(6)	$80	93%	$—	$—	—%
Perpetual preferred stocks	$—	$13	100%	$—	$4	100%

At December 31, 2015, the gross unrealized losses on fixed maturities of $321 million relate to 1,078 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 80% of the gross unrealized loss and 93% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

GALIC analyzes its MBS securities for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. During 2015, GALIC recorded $4 million in other-than-temporary impairment charges related to its residential MBS.

In 2015, GALIC recorded approximately $23 million in other-than-temporary impairment charges related to corporate bonds.

GALIC recorded $36 million in other-than-temporary impairment charges on common stocks in 2015. At December 31, 2015, the gross unrealized losses on common stocks of $35 million relate to 48 securities, none of which has been in an unrealized loss position for more than 12 months.

Management believes GALIC will recover its cost basis in the securities with unrealized losses and that GALIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2015.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions):

	2015	2014	2013

Balance at beginning of period	$115	$125	$126
Additional credit impairments on:
Previously impaired securities	—	—	—
Securities without prior impairments	1	—	—
Reductions due to sales or redemptions	(6)	(10)	(1)
Balance at end of period	$110	$115	$125

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2015 (dollars in millions). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$549	$558	2%
After one year through five years	3,358	3,534	14%
After five years through ten years	9,738	9,762	38%
After ten years	3,503	3,582	14%
	17,148	17,436	68%
ABS (average life of approximately 5 years)	3,508	3,492	14%
MBS (average life of approximately 4 years)	4,247	4,558	18%
Total	$24,903	$25,486	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
There were no investments in individual issuers that exceeded 10% of Shareholder’s Equity at December 31, 2015 or 2014.

The following table shows (in millions) investment income earned and investment expenses incurred:

	2015	2014	2013
Investment income:
Fixed maturities	$1,138	$1,047	$959
Equity securities	21	16	10
Equity in earnings of partnerships and similar investments	16	9	—
Mortgage loans	45	42	32
Policy loans	12	12	13
Real estate and other	7	17	33
Gross investment income	1,239	1,143	1,047
Investment expenses	(9)	(4)	(9)
Net investment income	$1,230	$1,139	$1,038

GALIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management fees charged by this subsidiary of $6 million, less than $1 million and $4 million in the years ended December 31, 2015, 2014 and 2013, respectively.

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in millions):

	Fixed Maturities	Equity Securities	Mortgage Loans and Other Investments	Other (*)	Total Pretax	Tax Effects	Total
Year ended December 31, 2015
Realized before impairments	$24	$17	$(1)	$(5)	$35	$(12)	$23
Realized — impairments	(28)	(36)	(2)	15	(51)	18	(33)
Change in unrealized	(698)	(49)	—	320	(427)	149	(278)
Year ended December 31, 2014
Realized before impairments	$32	$16	$—	$(2)	$46	$(16)	$30
Realized — impairments	(8)	(8)	—	5	(11)	4	(7)
Change in unrealized	465	6	—	(222)	249	(87)	162
Year ended December 31, 2013
Realized before impairments	$26	$45	$—	$—	$71	$(25)	$46
Realized — impairments	(4)	—	(2)	3	(3)	1	(2)
Change in unrealized	(763)	20	—	394	(349)	122	(227)

(*)	Primarily adjustments to deferred policy acquisition costs and reserves related to annuities.

Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in millions):

	2015	2014	2013
Fixed maturities:
Gross gains	$31	$29	$34
Gross losses	(5)	(1)	(3)
Equity securities:
Gross gains	18	16	43
Gross losses	(1)	—	—